Net interest income - Summary of net interest income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Cash and due from banks at amortized cost	₩ 272,407	₩ 85,846	₩ 128,023
Deposits at FVTPL	1,329	1,298	13,888
Securities at FVTPL	870,441	659,927	742,958
Securities at FVOCI	1,209,153	896,027	957,817
Securities at amortized cost	1,275,368	1,091,974	1,076,849
Loans at amortized cost	16,316,497	11,889,767	11,697,775
Loans at FVTPL	69,146	35,587	73,991
Others	94,325	63,804	82,695
Interest income	20,108,666	14,724,230	14,773,996
Interest expense:
Deposits	(4,642,670)	(2,173,804)	(2,842,625)
Financial liabilities designated at FVTPL	(1,296)	0	0
Borrowings	(938,641)	(330,548)	(426,607)
Debt securities issued	(1,901,458)	(1,390,230)	(1,554,544)
Others	(160,920)	(60,323)	(67,520)
Interest expense	(7,644,985)	(3,954,905)	(4,891,296)
Net interest income	₩ 12,463,681	₩ 10,769,325	₩ 9,882,700